VANGUARD(R) MONEY MARKET FUNDS

AUGUST 31, 2002

VANGUARD PRIME MONEY MARKET FUND
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD TREASURY MONEY MARKET FUND
VANGUARD ADMIRAL(TM) TREASURY MONEY MARKET FUND

THE VANGUARD GROUP(R)

EARNING YOUR TRUST EVERYDAY

     The latter part of 2001 and the first half of 2002 brought news of too many corporate scandals, with tales of greed and deception tarnishing Enron, Arthur Andersen, and WorldCom, among others.

     Given the questionable business dealings at some high-profile companies, investors can hardly be blamed for wondering whom they can trust.

     Vanguard is a name that should stand out. Why?

     Our unique corporate structure--The Vanguard Group is owned by each of its independently operated mutual funds and is charged with solely serving the funds' shareholders--ensures that our interests are aligned with yours. We have no other constituency to serve.

     We are client-focused because, quite frankly, it makes good business sense. Your trust is our most valuable asset, and every one of our crew members understands that his or her actions must meet the highest standards of ethical behavior and fiduciary responsibility.

     When you assess the combination of our organizational structure, the independent nature of each of our funds, our long track record of conducting business with integrity, and our total commitment to ethical behavior, we hope you will feel completely secure in entrusting your assets to us. There is no better place for them.


John J. Brennan
Chairman and Chief Executive Officer

SUMMARY

     * The Vanguard Money Market Funds posted returns ranging from 2.0% to 2.3% for the fiscal year ended August 31, 2002.
     * Each fund outperformed its average competitor by about half a percentage point.
     * Short-term interest rates fell during the period, resulting in lower yields and total returns for money market funds.
     * Money market investments provided a safe haven from the volatile stock market.

CONTENTS

   1 LETTER FROM THE CHAIRMAN

   4 NOTICE TO SHAREHOLDERS

   5 REPORT FROM THE ADVISER

   7 FUND PROFILES

   9 GLOSSARY OF INVESTMENT TERMS

  10 PERFORMANCE SUMMARIES

  15 FINANCIAL STATEMENTS

  39 ADVANTAGES OF VANGUARD.COM

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

During the 12 months ended August 31, 2002, short-term interest rates fell to their lowest levels in more than four decades. The returns of the Vanguard(R) Money Market Funds reflected this low-yield environment. The funds provided income roughly matching the 2.1% return of the Salomon Smith Barney 3-Month U.S. Treasury Bill Index, an unmanaged benchmark for money market instruments. Thanks to our low-cost advantage, each of our funds outpaced its average competitor by a healthy margin.

--------------------------------------------------------------------------------
2002 TOTAL RETURNS                                             FISCAL YEAR ENDED
                                                                       AUGUST 31
                              --------------------------------------------------

                                                                       SEC 7-DAY
                                                     AVERAGE          ANNUALIZED
VANGUARD MONEY                     VANGUARD        COMPETING              YIELD:
MARKET FUND                            FUND            FUND*           8/31/2002
--------------------------------------------------------------------------------
Prime
  Investor Shares                      2.1%             1.4%               1.53%
  Institutional Shares**               2.3              1.9                1.77
--------------------------------------------------------------------------------
Federal                                2.1%             1.5%               1.56%
--------------------------------------------------------------------------------
Treasury                               2.0%             1.6%               1.44%
--------------------------------------------------------------------------------
Admiral(TM)Treasury^                   2.1%             1.6%               1.62%
--------------------------------------------------------------------------------
 *For the Prime and Federal Funds, derived from data provided by Lipper Inc.;
  for the Treasury and Admiral Treasury Funds, data provided by iMoneyNet, Inc. **Minimum initial investment is $10 million.
 ^Minimum initial investment is $50,000.

     The table at left shows the total returns of our funds and their average peers. It also presents the funds' annualized yields as of August 31. The share price of each fund held steady at $1, as is expected but not guaranteed.

Although their fiscal-year returns were modest, our money market funds fulfilled their missions of preserving principal, providing superior relative returns, and serving as ballast against the volatility of stocks.

SLUGGISH ECONOMY, UNPRECEDENTED SHOCKS PLAGUED STOCKS
The past 12 months were perhaps the toughest stretch so far in the stock market downturn that began in March 2000. It was an extraordinarily volatile period, with weeks of harrowing declines punctuated by percussive rallies. Ultimately, the broad U.S. stock market, as represented by the Wilshire 5000 Total Market Index, returned -16.6%. (Since its peak in March 2000, the stock market has declined -41.3%.) Although most sectors of the market, both at home and abroad, registered declines, small-capitalization stocks and value issues did better than large growth stocks.

     Neither the economic climate nor the psychological climate gave stock prices any support. After a brief recession, economic growth resumed in the fourth quarter of 2001, but by mid-2002 the recovery seemed to be sluggish, raising concern about corporate America's earnings prospects.

--------------------------------------------------------------------------------
MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                   PERIODS ENDED AUGUST 31, 2002
                                                 -------------------------------
                                                  ONE         THREE         FIVE
                                                 YEAR         YEARS        YEARS
--------------------------------------------------------------------------------
BONDS
-----
LEHMAN AGGREGATE BOND INDEX                      8.1%          9.3%         7.8%
  (Broad taxable market)
LEHMAN 10 YEAR MUNICIPAL BOND INDEX              6.8           7.9          6.5
SALOMON SMITH BARNEY 3-MONTH
  U.S. TREASURY BILL INDEX                       2.1           4.3          4.5
--------------------------------------------------------------------------------
STOCKS
------
RUSSELL 1000 INDEX (Large-caps)                -17.5%         -9.6%         1.8%
RUSSELL 2000 INDEX (Small-caps)                -15.4          -1.7         -0.3
WILSHIRE 5000 INDEX (Entire market)            -16.6          -9.3          1.2
MSCI All COUNTRY WORLD INDEX FREE
  EX USA (International)                       -13.1         -10.1         -2.5
================================================================================
CPI
---
CONSUMER PRICE INDEX                             1.8%          2.6%         2.4%
--------------------------------------------------------------------------------

     The psychological climate was especially tough. The September 2001 terrorist attacks marked an unprecedented blow to the nation's sense of security, while geopolitical tensions simmered to a boil in Asia and the Middle East. Within the financial markets, accounting fraud at several high-profile companies raised doubts among investors about the integrity of corporate financial statements.

* BOND INVESTORS BENEFITED FROM A FLIGHT TO SAFETY
In this unsettled environment, investors placed a premium on safety, which meant good returns for bonds, particularly super-safe U.S. Treasury bonds. Investor demand drove bond prices--and total returns--higher. During our funds' 2002 fiscal year, the Lehman Brothers Aggregate Bond Index, a barometer of the investment-grade taxable bond market, returned 8.1%.

     The flip side of rising bond prices is declining bond yields. During the period, the yield of the benchmark 10-year U.S. Treasury note declined by 69 basis points (0.69 percentage point) to 4.14%, its lowest point since November 1964.

------------------------
THE INTEREST RATE FOR
OVERNIGHT LOANS BETWEEN
BANKS IS NOW 1.75%, ITS
LOWEST LEVEL SINCE 1961.
------------------------

FALLING INTEREST RATES LOWERED YOUR FUND'S RETURN
With a sluggish economy and no visible threat of inflation, the Federal Reserve Board continued its aggressive campaign of cutting short-term interest rates. During the first four months of the fiscal year, the Fed made cuts totaling 175 basis points to its target for the federal funds rate. This brought the interest rate for overnight loans between banks to 1.75%, its lowest level since 1961. The yield of the 3-month T-bill, which follows the Fed's moves, fell 169 basis points to 1.67%--a rate slightly lower than the level of inflation throughout the period.

     For money market investors, falling interest rates are not good news, as proceeds from maturing investments are reinvested at lower yields, which translate to lower income for investors. By August 31, the yield of each

Vanguard Money Market Fund had fallen considerably from a year earlier, as shown by the table at right. However, when interest rates rise, as they eventually will, returns for money market funds will pick up.

----------------------------------------------------------
CHANGES IN YIELDS               SEC 7-DAY ANNUALIZED YIELD
                                --------------------------
VANGUARD MONEY             AUGUST 31,           AUGUST 31,
MARKET FUND                      2002                 2001
----------------------------------------------------------
Prime
  Investor Shares               1.53%                3.52%
  Institutional Shares          1.77                 3.72
Federal                         1.56                 3.65
Treasury                        1.44                 3.37
Admiral Treasury                1.62                 3.55
----------------------------------------------------------

SUPERIOR SHORT- AND LONG-TERM PERFORMANCE
While our funds' returns were modest, their performance relative to their peers was superior in fiscal 2002. Each of the funds outpaced its average peer by 40 to 70 basis points of return. This outperformance reflects both the money-management skills of Vanguard's Fixed Income Group and our funds' low costs.

Because similar types of money market funds invest in similar securities with roughly the same yields, costs play the major role in determining relative results. Prime Money Market Fund Investor Shares have an annualized expense ratio (operating expenses as a percentage of average net assets) of 0.33%, which is roughly one-third the 0.89% average for the fund's peer group. For most competitors to match our net returns, they have to generate higher gross returns, which may entail their taking greater risk.

     Over the long run, costs have an even greater impact on the bottom line. The table below compares the results of a hypothetical investment made ten years ago in each Vanguard fund with the results for its average peer. In each case, our funds provided several hundred dollars more for each $10,000 invested.

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURNS                                                                       TEN YEARS ENDED AUGUST 31, 2002

                                                      AVERAGE ANNUAL                    FINAL VALUE OF A $10,000
                                                       TOTAL RETURN                       INITIAL INVESTMENT
                                               ------------------------------        ------------------------------
                                                                      AVERAGE                               AVERAGE
VANGUARD MONEY MARKET FUND                     VANGUARD FUND   COMPETING FUND         VANGUARD FUND  COMPETING FUND
-------------------------------------------------------------------------------------------------------------------
Prime
  Investor Shares                                        4.7%             4.1%          $    15,778     $    14,992
  Institutional Shares*                                  4.9              4.6            16,058,957      15,604,742
Federal                                                  4.6              4.1                15,707          14,981
Treasury                                                 4.4              4.0                15,338          14,856
Admiral Treasury*^                                       4.6              4.1                77,285          73,716
-------------------------------------------------------------------------------------------------------------------

*For Prime Institutional Shares, final value of a $10 million initial investment; for Admiral Treasury, final value of a $50,000 initial investment. ^Returns since inception on December 14, 1992.

WEIGHING RISKS VERSUS RETURNS
The bear market in stocks is now in its third year. Bond and money market funds have provided relatively strong returns during this period, but their yields are near historical lows. So it's understandable if today's investors are a bit confused. Some may be inclined to hunker down in the relative safety of cash-based investments, despite the risk that low yields could prevent them from meeting long-term financial goals. Others may choose to dive into other asset classes, despite their greater volatility, in hopes of higher returns. We believe that the most prudent approach today is the same as it was three, five, and ten years ago: Build and maintain a portfolio that is diversified across asset classes--stocks, bonds, and cash--in a mix appropriate for your financial objectives, time horizon, and tolerance for risk. Let these factors, not market noise, dictate your investment plan. Trying to time the market is a dubious exercise that more often detracts from rather than adds to your bottom line over the long run. Thank you for entrusting your hard-earned money to us.


Sincerely,
John J. Brennan
Chairman and Chief Executive Officer                          September 10, 2002



--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS
There will be a special meeting of shareholders on December 3, 2002, in Charlotte, North Carolina, to vote on proposals affecting the Vanguard funds. All shareholders of record as of September 6, 2002, are eligible to vote in person or by proxy on proposals that affect their funds. One of these proposals specifically affects the Prime Money Market Fund, whose shareholders are being asked to approve a change in the fund's industry-concentration policy. This change would authorize the fund to invest more than 25% of its assets in the financial services sector to take better advantage of available opportunities.

     The proposals are described in a proxy statement that was sent to eligible shareholders in late September. The statement also may be obtained free of charge from our website, Vanguard.com, or by calling Vanguard at 1-800-992-0833.

     Every shareholder's vote is important. If you held fund shares on September 6, please take a few minutes to review the proxy statement and cast your ballot. You can vote the proxy by mail, by a toll-free telephone call, or online--the statement provides details.
--------------------------------------------------------------------------------

REPORT FROM THE ADVISER

The Vanguard Money Market Funds registered solid performance during the 12 months ended August 31, 2002. Each fund's return topped that of its average peer. However, our funds' yields dropped by about 2 percentage points each during the period in response to the Federal Reserve Board's series of interest rate cuts.

THE INVESTMENT ENVIRONMENT
During the 2002 fiscal year, the Federal Reserve Board's Open Market Committee lowered its target for short-term interest rates from 3.50% to 1.75% in four separate moves. The Fed had begun easing its monetary policy in early 2001 in light of weakness in the U.S. economy and the aftereffects of the bursting of the stock market bubble. The terrorist attacks of September 11, 2001, which came just two weeks into the fiscal year, necessitated additional easing. The subsequent interest rate cuts were substantial and came in rapid-fire succession. In fact, the entire 1.75-percentage-point reduction occurred between September 17--the day the stock market reopened after a four-day closure--and December 11.

     A number of companies saw their creditworthiness deteriorate during the 12 months--a period that featured several of the largest bankruptcies in U.S.
history. Fortunately, the high-credit-quality mandate of the money markets caused most such issuers to make an orderly transition to other sources of funding before their credit problems became too great.

     Ironically, credit-risk premiums for commercial paper and certificates of deposit have been remarkably small, despite the challenging credit environment. (A credit-risk premium is the amount of additional yield offered on corporate debt over U.S. government securities with similar maturities. The extra yield is a way to compensate investors for the added risk that corporate debt entails.) The surprisingly low risk premium is due primarily to the rise in supply of U.S. Treasury bills--an increase that was precipitated by the growing federal budget deficit. In addition, commercial-paper borrowing has declined significantly. The result of these two factors is that Treasury yields have risen relative to the yields of commercial paper, creating a narrower gap between them.

                                            ------------------------------------
                                                          INVESTMENT PHILOSOPHY

                                             THE FUNDS REFLECT A BELIEF THAT THE
                                                 HIGHEST LEVEL OF CURRENT INCOME
                                            CONSISTENT WITH CAPITAL PRESERVATION
                                                AND LIQUIDITY CAN BE PROVIDED BY
                                               HOLDING HIGH-QUALITY MONEY MARKET
                                                 INSTRUMENTS ISSUED BY FINANCIAL
                                                      INSTITUTIONS, NONFINANCIAL
                                              CORPORATIONS, THE U.S. GOVERNMENT,
                                                           AND FEDERAL AGENCIES.
                                            ------------------------------------

OUR INVESTMENT APPROACH

For most of the fiscal year, we maintained each fund's average maturity near the upper end of our maturity range in order to sustain yields in the face of falling interest rates.
     Finally, a few words about Vanguard Prime Money Market Fund, which invests in short-term corporate debt and U.S. government and agency securities: We have always run the Prime Money Market Fund at a very high credit-quality level, even by the conservative standards of money market funds. In the current environment, we have reduced credit risk further, particularly in the telecommunications and auto sectors. Given the narrow risk premiums mentioned previously, we have been able to increase the fund's holdings of government securities while sacrificing very little yield.


Ian A. MacKinnon, Managing Director
Robert F. Auwaerter, Principal
John Hollyer, Principal
David R. Glocke, Principal
Vanguard Fixed Income Group

September 6, 2002



                                                      SEE PAGE 15 FOR A COMPLETE
                                                 LISTING OF THE FUNDS' HOLDINGS.

--------------------------------------------------------------------------------
FUND PROFILES                                              AS OF AUGUST 31, 2002

These Profiles provide snapshots of each fund's characteristics. Key terms are defined on page 9.


PRIME MONEY MARKET FUND
-----------------------------------------------
FINANCIAL ATTRIBUTES

Yield
  Investor Shares                          1.5%
  Institutional Shares                     1.8%
Average Maturity                        61 days
Average Quality Aaa
Expense Ratio
  Investor Shares                         0.33%
  Institutional Shares                    0.11%
-----------------------------------------------


-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

Treasury/Agency                           45.6%
Aaa                                       16.7
Aa                                        35.5
A                                          2.2
Baa                                        0.0
Ba                                         0.0
B                                          0.0
Not Rated                                  0.0
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------


-----------------------------------------------
DISTRIBUTION BY ISSUER (% OF PORTFOLIO)

Certificates of Deposit                   23.1%
Commercial Paper                          25.0
Treasury/Agency                           45.6
Other                                      6.3
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------


FEDERAL MONEY MARKET FUND
-----------------------------------------------
Financial Attributes

Yield                                      1.6%
Average Maturity                        61 days
Average Quality Agency
Expense Ratio                             0.33%
-----------------------------------------------


-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

Treasury/Agency                          100.0%
-----------------------------------------------



                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

TREASURY MONEY MARKET FUND
-----------------------------------------------
FINANCIAL ATTRIBUTES

Yield                                      1.4%
Average Maturity                        68 days
Average Quality Treasury
Expense Ratio                             0.33%
-----------------------------------------------


-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

Treasury                                 100.0%
-----------------------------------------------


ADMIRAL TREASURY MONEY MARKET FUND
-----------------------------------------------
FINANCIAL ATTRIBUTES

Yield                                      1.6%
Average Maturity                        68 days
Average Quality Treasury
Expense Ratio                             0.14%
-----------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

Treasury                                 100.0%
-----------------------------------------------

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

AVERAGE MATURITY. The average length of time until securities held by a fund reach maturity and are repaid.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past seven days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARIES                                      AS OF AUGUST 31, 2002

All of the data on this page and the following pages represent past performance, which cannot be used to predict future returns that may be achieved by the funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The annualized yields shown on the following pages reflect the current earnings of the funds more closely than do the average annual returns shown.

PRIME MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE AUGUST 31, 1992-AUGUST 31, 2002

INITIAL INVESTMENT OF $10,000


                   PRIME MONEY MARKET    AVERAGE MONEY     SALOMON SMITH BARNEY
                  FUND INVESTOR SHARES     MARKET FUND*   3-MONTH TREASURY INDEX
--------------------------------------------------------------------------------
 12/14/1992                 50000            50000             50000
     199302                 50319            50296             50326
     199305                 50687            50623             50699
     199308                 51065            50953             51091
     199311                 51442            51280             51480
     199402                 51824            51609             51872
     199405                 52262            51981             52346
     199408                 52792            52451             52908
     199411                 53397            52993             53545
     199502                 54105            53631             54277
     199505                 54887            54348             55073
     199508                 55658            55052             55859
     199511                 56409            55732             56616
     199602                 57154            56403             57367
     199605                 57883            57043             58093
     199608                 58631            57701             58845
     199611                 59387            58367             59608
     199702                 60134            59029             60356
     199705                 60920            59735             61150
     199708                 61724            60454             61936
     199711                 62523            61164             62732
     199802                 63335            61883             63532
     199805                 64171            62622             64355
     199808                 65006            63351             65170
     199811                 65802            64044             65942
     199902                 66544            64674             66657
     199905                 67301            65323             67417
     199908                 68074            65992             68200
     199911                 68890            66700             69028
     200002                 69783            67477             69923
     200005                 70774            68344             70923
     200008                 71846            69278             71958
     200011                 72951            70252             73066
     200102                 74023            71191             74147
     200105                 74928            71963             75029
     200108                 75662            72554             75743
     200111                 76237            72998             76317
     200202                 76618            73261             76675
     200205                 76958            73496             77010
     200208                 77285            73716             77349


                                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                                      PERIODS ENDED AUGUST 31, 2002
                                                                     ------------------------------  FINAL VALUE OF
                                                                       ONE          FIVE        TEN       A $10,000
                                                                      YEAR         YEARS      YEARS      INVESTMENT
-------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Investor Shares                              2.09%         4.76%      4.67%         $15,778
Average Money Market Fund*                                           1.41          4.16       4.13           14,992
Salomon Smith Barney 3-Month Treasury Index                          2.12          4.54       4.55           15,605
-------------------------------------------------------------------------------------------------------------------

                                                                                                     FINAL VALUE OF
                                                                       ONE          FIVE        TEN   A $10,000,000
                                                                      YEAR          YEAR      YEARS      INVESTMENT
-------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Institutional Shares**                       2.31%         4.96%      4.85%     $16,058,957
Average Institutional Money Market Fund*                             1.89          4.63       4.55       15,604,742
-------------------------------------------------------------------------------------------------------------------

 *Derived from data provided by Lipper Inc.
**Prior to October 28, 1995, total returns are for Vanguard Institutional Money
  Market Portfolio.

-------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) AUGUST 31, 1992-AUGUST 31, 2002
-------------------------------------------------------------
            PRIME MONEY MARKET FUND    AVERAGE
                INVESTOR SHARES         FUND*
FISCAL               TOTAL              TOTAL
YEAR                 RETURN            RETURN
-------------------------------------------------------------
1993                  3.1%              2.6%
1994                  3.4               3.0
1995                  5.6               5.1
1996                  5.4               4.9
1997                  5.4               4.8
1998                  5.5%              4.9%
1999                  5.0               4.4
2000                  5.9               5.3
2001                  5.4               4.8
2002                  2.1               1.4
--------------------------------------------------------------
SEC 7-Day Annualized Yield (8/31/2002): 1.53%
--------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.


                                                                            TEN YEARS
                                             ONE      FIVE     ---------------------------------
                        INCEPTION DATE      YEAR     YEARS     CAPITAL       INCOME        TOTAL
------------------------------------------------------------------------------------------------
Prime Money Market Fund
  Investor Shares             6/4/1975     2.46%     4.90%       0.00%        4.70%        4.70%
  Institutional Shares**     10/3/1989     2.68      5.09        0.00         4.88         4.88
------------------------------------------------------------------------------------------------

 *Average Money Market Fund; derived from data provided by Lipper Inc.
**Prior to October 28, 1995, total returns are for Vanguard Institutional Money
  Market Portfolio.
Note: See Financial Highlights tables on pages 31 and 32 for dividend information.

FEDERAL MONEY MARKET FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE AUGUST 31, 1992-AUGUST 31, 2002

INITIAL INVESTMENT OF $10,000

                    FEDERAL MONEY   AVERAGE MONEY   SALOMON SMITH BARNEY
        YEAR/QTR    MARKET  FUND    MARKET FUND*   3-MONTH TREASURY INDEX
        --------   -------------    -------------   ----------------------
         199208         10000         10000         10000
         199211         10077         10067         10075
         199302         10153         10132         10153
         199305         10227         10197         10228
         199308         10303         10262         10307
         199311         10378         10325         10386
         199402         10454         10391         10465
         199405         10542         10468         10560
         199408         10650         10564         10674
         199411         10775         10674         10802
         199502         10922         10807         10950
         199505         11084         10954         11111
         199508         11242         11095         11269
         199511         11396         11237         11422
         199602         11548         11371         11573
         199605         11694         11505         11720
         199608         11844         11638         11872
         199611         11996         11774         12026
         199702         12148         11908         12176
         199705         12308         12054         12337
         199708         12473         12199         12495
         199711         12638         12347         12656
         199802         12805         12495         12817
         199805         12975         12657         12983
         199808         13148         12810         13148
         199811         13315         12957         13303
         199902         13473         13093         13448
         199905         13630         13235         13601
         199908         13793         13376         13759
         199911         13967         13527         13926
         200002         14156         13692         14107
         200005         14363         13886         14308
         200008         14591         14086         14517
         200011         14820         14287         14741
         200102         15040         14479         14959
         200105         15229         14647         15137
         200108         15381         14765         15281
         200111         15497         14842         15397
         200202         15578         14889         15469
         200205         15644         14943         15536
         200208         15707         14981         15605

-------------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                                    PERIODS ENDED AUGUST 31, 2002
                                                                    -----------------------------       FINAL VALUE
                                                                     ONE         FIVE         TEN      OF A $10,000
                                                                    YEAR        YEARS       YEARS        INVESTMENT
-------------------------------------------------------------------------------------------------------------------
Federal Money Market Fund                                          2.12%        4.72%       4.62%           $15,707
Average Government Money Market Fund*                              1.46         4.19        4.12             14,981
Salomon Smith Barney 3-Month Treasury Index                        2.12         4.54        4.55             15,605
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) AUGUST 31, 1992-AUGUST 31, 2002
-------------------------------------------------------------
                      FEDERAL MONEY       AVERAGE
                      MARKET FUND          FUND*
FISCAL                   TOTAL             TOTAL
YEAR                    RETURN            RETURN
-------------------------------------------------------------
1993                      3.0%             2.6%
1994                      3.4              2.9
1995                      5.6              5.0
1996                      5.4              4.9
1997                      5.3              4.8
1998                      5.4              5.0
1999                      4.9              4.4
2000                      5.8              5.3
2001                      5.4              4.8
2002                      2.1              1.5
-------------------------------------------------------------
SEC 7-Day Annualized Yield (8/31/2002): 1.56%
-------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                            TEN YEARS
                                             ONE      FIVE     ---------------------------------
                        INCEPTION DATE      YEAR     YEARS     CAPITAL       INCOME        TOTAL
------------------------------------------------------------------------------------------------
Federal Money Market Fund    7/13/1981      2.51%    4.85%       0.00%        4.65%        4.65%
------------------------------------------------------------------------------------------------

*Average Government Money Market Fund; derived from data provided by Lipper Inc.
Note: See Financial Highlights table on page 33 for dividend information.

TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE AUGUST 31, 1992-AUGUST 31, 2002

INITIAL INVESTMENT OF $10,000
                                  IMONEYNET MONEY FUND
                   ADMIRAL MONEY  REPORT'S AVERAGE MONEY
                   MARKET FUND     AVERAGE 100%        SALOMON SMITH BARNEY
       YEAR/QTR   INVESTOR SHARES    TREASURY FUND       3-MONTH TREASURY INDEX
       --------   --------------- ---------------------  -----------------------

         199208         10000           10000                   10000
         199211         10073           10068                   10075
         199302         10145           10136                   10153
         199305         10217           10202                   10228
         199308         10289           10268                   10307
         199311         10361           10334                   10386
         199402         10434           10400                   10465
         199405         10518           10475                   10560
         199408         10620           10570                   10674
         199411         10737           10679                   10802
         199502         10875           10808                   10950
         199505         11028           10952                   11111
         199508         11178           11094                   11269
         199511         11325           11231                   11422
         199602         11469           11367                   11573
         199605         11611           11495                   11720
         199608         11757           11628                   11872
         199611         11903           11762                   12026
         199702         12048           11896                   12176
         199705         12200           12038                   12337
         199708         12356           12183                   12495
         199711         12511           12326                   12656
         199802         12668           12471                   12817
         199805         12830           12620                   12983
         199808         12991           12767                   13148
         199811         13145           12906                   13303
         199902         13287           13033                   13448
         199905         13432           13164                   13601
         199908         13581           13299                   13759
         199911         13737           13442                   13926
         200002         13909           13598                   14107
         200005         14100           13773                   14308
         200008         14307           13961                   14517
         200011         14521           14158                   14741
         200102         14728           14347                   14959
         200105         14902           14502                   15137
         200108         15041           14621                   15281
         200111         15150           14711                   15397
         200202         15220           14764                   15469
         200205         15281           14811                   15536
         200208         15338           14856                   15605


                                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                                    PERIODS ENDED AUGUST 31, 2002
                                                                    -----------------------------       FINAL VALUE
                                                                     ONE         FIVE         TEN      OF A $10,000
                                                                    YEAR        YEARS       YEARS        INVESTMENT
-------------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund*                                        1.98%        4.42%       4.37%           $15,338
iMoneyNet Money Fund Report's
   Average 100% Treasury Fund                                      1.60         4.05        4.04             14,856
Salomon Smith Barney 3-Month Treasury Index                        2.12         4.54        4.55             15,605
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) AUGUST 31, 1992-AUGUST 31, 2002
-------------------------------------------------------------
                      TREASURY MONEY      AVERAGE
                      MARKET FUND*         FUND**
FISCAL                   TOTAL             TOTAL
YEAR                    RETURN            RETURN
-------------------------------------------------------------
1993                     2.9%               2.7%
1994                     3.2                2.9
1995                     5.3                5.0
1996                     5.2                4.8
1997                     5.1                4.8
1998                     5.1                4.8
1999                     4.5                4.2
2000                     5.4                5.0
2001                     5.1                4.7
2002                     2.0                1.6
-------------------------------------------------------------
SEC 7-Day Annualized Yield (8/31/2002): 1.44%
-------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                            TEN YEARS
                                             ONE      FIVE     ---------------------------------
                        INCEPTION DATE      YEAR     YEARS     CAPITAL       INCOME        TOTAL
------------------------------------------------------------------------------------------------
Treasury Money Market Fund*   3/9/1983     2.34%     4.55%       0.00%        4.41%        4.41%
------------------------------------------------------------------------------------------------

 *Prior to December 2, 1996, known as the U.S. Treasury Portfolio. **iMoneyNet Money Fund Report's Average 100% Treasury Fund.
Note: See Financial Highlights table on page 34 for dividend information.

ADMIRAL TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 14, 1992-AUGUST 31, 2002

INITIAL INVESTMENT OF $50,000

                                  IMONEYNET MONEY FUND
                   ADMIRAL MONEY  REPORT'S AVERAGE MONEY
                   MARKET FUND     AVERAGE 100%        SALOMON SMITH BARNEY
       YEAR/QTR   INVESTOR SHARES    TREASURY FUND       3-MONTH TREASURY INDEX
       --------   --------------- ---------------------  -----------------------
     12/14/1992         50000         50000                     50000
         199302         50319         50296                     50326
         199305         50687         50623                     50699
         199308         51065         50953                     51091
         199311         51442         51280                     51480
         199402         51824         51609                     51872
         199405         52262         51981                     52346
         199408         52792         52451                     52908
         199411         53397         52993                     53545
         199502         54105         53631                     54277
         199505         54887         54348                     55073
         199508         55658         55052                     55859
         199511         56409         55732                     56616
         199602         57154         56403                     57367
         199605         57883         57043                     58093
         199608         58631         57701                     58845
         199611         59387         58367                     59608
         199702         60134         59029                     60356
         199705         60920         59735                     61150
         199708         61724         60454                     61936
         199711         62523         61164                     62732
         199802         63335         61883                     63532
         199805         64171         62622                     64355
         199808         65006         63351                     65170
         199811         65802         64044                     65942
         199902         66544         64674                     66657
         199905         67301         65323                     67417
         199908         68074         65992                     68200
         199911         68890         66700                     69028
         200002         69783         67477                     69923
         200005         70774         68344                     70923
         200008         71846         69278                     71958
         200011         72951         70252                     73066
         200102         74023         71191                     74147
         200105         74928         71963                     75029
         200108         75662         72554                     75743
         200111         76237         72998                     76317
         200202         76618         73261                     76675
         200205         76958         73496                     77010
         200208         77285         73716                     77349


                                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                                    PERIODS ENDED AUGUST 31, 2002
                                                                    -----------------------------       FINAL VALUE
                                                                     ONE         FIVE         TEN      OF A $50,000
                                                                    YEAR        YEARS       YEARS        INVESTMENT
-------------------------------------------------------------------------------------------------------------------
Admiral Treasury Money Market Fund                                 2.15%       4.60%       4.59%            $77,285
iMoneyNet Money Fund Report's
  Average 100% Treasury Fund                                       1.60        4.05        4.08             73,716
Salomon Smith Barney 3-Month Treasury Index                        2.12        4.54        4.59             77,349
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) AUGUST 31, 1992-AUGUST 31, 2002
-------------------------------------------------------------
                         ADMIRAL
                     TREASURY MONEY       AVERAGE
                      MARKET FUND          FUND*
FISCAL                   TOTAL             TOTAL
YEAR                    RETURN            RETURN
-------------------------------------------------------------
1993                      2.1%             1.9%
1994                      3.4              2.9
1995                      5.4              5.0
1996                      5.3              4.8
1997                      5.3              4.8
1998                      5.3              4.8
1999                      4.7              4.2
2000                      5.5              5.0
2001                      5.3              4.7
2002                      2.1              1.6
--------------------------------------------------------------
SEC 7-Day Annualized Yield (8/31/2002): 1.62%
--------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                            TEN YEARS
                                             ONE      FIVE     ---------------------------------
                        INCEPTION DATE      YEAR     YEARS     CAPITAL       INCOME        TOTAL
------------------------------------------------------------------------------------------------
Admiral Treasury
Money Market Fund           12/14/1992     2.51%     4.73%       0.00%        4.64%        4.64%
------------------------------------------------------------------------------------------------
*iMoneyNet Money Fund Report's Average 100% Treasury Fund.
Note: See Financial Highlights table on page 35 for dividend information.

FINANCIAL STATEMENT  AS OF AUGUST 31, 2002

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings on the last day of the reporting period, including each security's maturity date, coupon rate or yield to maturity at the time of purchase, and statement-date market value. Securities are grouped and subtotaled by type of instrument (U.S. government obligations, commercial paper, certificates of deposit, etc.). Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value
(NAV) Per Share. Each fund's objective is to maintain a constant NAV of $1.00 per share.

     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Virtually the entire amount of net assets consists of Paid-in Capital (money invested by shareholders). Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day, and Accumulated Realized Gains (Losses) are very small because the fund seldom realizes any significant gains or losses on sales of securities.

--------------------------------------------------------------------------------------------------------------------
                                                                                              FACE           MARKET
                                                                     MATURITY               AMOUNT           VALUE*
PRIME MONEY MARKET FUND                              YIELD**             DATE                (000)            (000)
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (45.6%)
--------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank                                1.73%       10/1/2002           $   75,000       $   74,996
Federal Home Loan Bank                                  1.74%        9/4/2002            1,170,000        1,169,273
Federal Home Loan Bank                                 1.775%        9/4/2002              465,000          464,929
Federal Home Loan Bank                                  1.71%       9/13/2002(1)         1,000,000          999,987
Federal Home Loan Bank                                 1.677%       9/20/2002(1)           840,000          839,852
Federal Home Loan Bank                                  1.66%       10/3/2002(1)         1,445,000        1,444,728
Federal Home Loan Bank                                 1.695%      10/15/2002(1)           900,000          899,758
Federal Home Loan Bank                                 1.737%      10/18/2002               68,500           68,346
Federal Home Loan Bank                                 1.727%      10/23/2002              303,000          302,250
Federal Home Loan Bank                                  1.60%      11/19/2002(1)           895,000          894,837
Federal Home Loan Bank                                  2.75%       3/26/2003              158,720          158,703
Federal Home Loan Bank                                  3.00%       4/25/2003              265,000          264,963
Federal Home Loan Mortgage Corp.                       1.742%       10/3/2002              862,321          860,991
Federal Home Loan Mortgage Corp.                       2.451%      10/10/2002              599,230          598,103
Federal Home Loan Mortgage Corp.                       1.727%      10/17/2002              782,898          781,178
Federal Home Loan Mortgage Corp.                       1.928%      10/23/2002              180,000          179,503
Federal Home Loan Mortgage Corp.                       1.732%      10/24/2002            1,555,516        1,551,602
Federal Home Loan Mortgage Corp.                       1.706%      11/21/2002               70,000           69,731
Federal Home Loan Mortgage Corp.                       1.735%      11/22/2002              100,000           99,607
Federal Home Loan Mortgage Corp.                       1.712%      11/27/2002            1,000,000          995,875
Federal National Mortgage Assn.                         1.74%        9/4/2002(1)           324,000          323,943
Federal National Mortgage Assn.                        1.707%       9/16/2002(1)           500,000          499,990
Federal National Mortgage Assn.                        1.747%       10/2/2002            1,000,000          998,502
Federal National Mortgage Assn.                        1.737%       10/9/2002              600,000          598,904
Federal National Mortgage Assn.                        1.672%      10/14/2002(1)           160,000          159,955
Federal National Mortgage Assn.                        1.727%      10/16/2002              528,781          527,644
Federal National Mortgage Assn.                        1.984%      10/23/2002            1,929,544        1,924,773
Federal National Mortgage Assn.                        1.648%      10/27/2002(1)           800,000          799,809
Federal National Mortgage Assn.                         1.64%      10/30/2002(1)         1,000,000          999,937
Federal National Mortgage Assn.                        1.646%       11/2/2002(1)           940,000          939,518
Federal National Mortgage Assn.                        1.626%       11/6/2002(1)           700,000          699,947

--------------------------------------------------------------------------------------------------------------------
                                                                                              FACE           MARKET
                                                                     MATURITY               AMOUNT           VALUE*
PRIME MONEY MARKET FUND                              YIELD**             DATE                (000)            (000)
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.                        2.206%      11/29/2002               23,000           22,902
Federal National Mortgage Assn.                         5.75%       4/15/2003              495,950          504,851
U.S. Treasury Bill                                     1.684%      10/24/2002              500,000          498,770
U.S. Treasury Bill                                     1.662%      10/31/2002            1,250,000        1,246,511
U.S. Treasury Bill                                     1.882%      11/14/2002            1,000,000          996,721
--------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (COST $24,461,889)                                                                                     24,461,889
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (24.9%)
--------------------------------------------------------------------------------------------------------------------
BANK HOLDING COMPANIES (0.4%)
Wells Fargo & Co.                                      1.765%          9/24/2002           200,000          199,775

FINANCE--AUTO (4.7%)
FCAR Owner Trust                                       1.785%           9/3/2002           130,000          129,987
FCAR Owner Trust                                       1.723%          9/19/2002           200,000          199,828
FCAR Owner Trust                                       1.787%         10/10/2002           100,000           99,807
FCAR Owner Trust                                       1.788%         10/15/2002           100,000           99,782
FCAR Owner Trust                                        1.81%          11/4/2002           100,000           99,680
FCAR Owner Trust                                        1.81%          11/5/2002           100,000           99,675
FCAR Owner Trust                                       1.823%          12/3/2002           100,000           99,532
FCAR Owner Trust                                       1.938%         12/10/2002           170,000          169,093
New Center Asset Trust                                 1.807%          9/19/2002           150,000          149,865
New Center Asset Trust                                 1.788%          10/8/2002           130,000          129,762
New Center Asset Trust                                 1.788%         10/15/2002            48,000           47,896
New Center Asset Trust                                 1.724%         10/17/2002           300,000          299,341
New Center Asset Trust                                 1.757%         10/24/2002            49,400           49,273
New Center Asset Trust                                 1.767%          11/1/2002            50,000           49,851
New Center Asset Trust                                  1.81%          11/6/2002            72,000           71,762
New Center Asset Trust                                 1.737%         11/20/2002           100,000           99,616
New Center Asset Trust                                 1.757%         11/21/2002            50,000           49,803
New Center Asset Trust                                 1.757%         11/25/2002            50,000           49,793
Toyota Motor Credit                                    1.754%           9/4/2002            40,000           39,994
Toyota Motor Credit                                    1.744%         10/18/2002           112,000          111,746
Toyota Motor Credit                                    1.715%         10/21/2002           100,000           99,763
Toyota Motor Credit                                    1.725%         10/22/2002            48,000           47,883
Toyota Motor Credit                                    1.715%         10/24/2002            50,000           49,874
Toyota Motor Credit                                    1.747%         11/25/2002           100,000           99,589
Toyota Motor Credit                                    1.757%         11/26/2002           100,000           99,582
                                                                                                         -----------
                                                                                                          2,542,777
                                                                                                         -----------
FINANCE--OTHER (7.3%)
Asset Securitization Cooperative Corp.                 1.743%          9/19/2002            49,672           49,629
Corporate Asset Funding Corp.                          1.788%          10/7/2002           200,000          199,644
Corporate Asset Funding Corp.                          1.788%          10/8/2002           100,000           99,817
Corporate Asset Funding Corp.                          1.788%         10/15/2002            50,000           49,891
Corporate Receivables Corp.                            1.788%          10/7/2002           200,000          199,644
Corporate Receivables Corp.                            1.788%         10/15/2002            50,000           49,891
Delaware Funding                                       1.724%         10/17/2002           200,582          200,141
Enterprise Funding Corp.                               1.784%           9/4/2002            21,292           21,289
Enterprise Funding Corp.                               1.785%          9/18/2002            20,062           20,045
Enterprise Funding Corp.                               1.734%         10/16/2002            16,000           15,965
Enterprise Funding Corp.                               1.737%         11/18/2002            17,000           16,936
General Electric International Funding Co.             1.808%          10/1/2002           250,000          249,625

--------------------------------------------------------------------------------------------------------------------
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
PRIME MONEY MARKET FUND                               YIELD**               DATE             (000)            (000)
--------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                         1.788%          10/7/2002           300,000          299,466
General Electric Capital Corp.                         1.938%         12/12/2002           100,000           99,456
General Electric Capital Corp.                         2.064%         12/27/2002           200,000          198,674
Govco Inc.                                             1.808%          10/7/2002           150,000          149,730
Independence Funding LLC                               1.737%         11/18/2002           126,054          125,582
Intrepid Funding Master Trust                          1.796%          9/16/2002           100,638          100,563
Intrepid Funding Master Trust                          1.738%         11/26/2002            48,229           48,030
Old Line Funding Corp.                                 1.795%           9/3/2002            54,358           54,353
Old Line Funding Corp.                                 1.732%           9/5/2002            24,000           23,995
Old Line Funding Corp.                                 1.797%           9/9/2002            24,056           24,046
Old Line Funding Corp.                                 1.785%          9/10/2002            27,089           27,077
Old Line Funding Corp.                                 1.787%          10/3/2002            14,545           14,522
Old Line Funding Corp.                                 1.787%          10/4/2002            81,583           81,451
Old Line Funding Corp.                                 1.788%          10/7/2002            49,203           49,115
Old Line Funding Corp.                                 1.788%          10/8/2002            28,294           28,242
Old Line Funding Corp.                                 1.788%         10/11/2002           105,398          105,194
Old Line Funding Corp.                                 1.715%         10/15/2002            46,300           46,203
Old Line Funding Corp.                                 1.788%         10/17/2002            38,282           38,197
Old Line Funding Corp.                                 1.735%         10/18/2002            15,045           15,011
Old Line Funding Corp.                                 1.757%         10/21/2002            25,611           25,549
Old Line Funding Corp.                                 1.707%         11/20/2002            50,252           50,062
Park Avenue Receivable Corp.                           1.735%         10/21/2002           100,307          100,066
Park Avenue Receivable Corp.                           1.757%         11/19/2002            69,727           69,459
Park Avenue Receivable Corp.                           1.757%         11/20/2002            79,000           78,693
Park Avenue Receivable Corp.                           1.757%         11/22/2002            99,958           99,560
Preferred Receivables Funding Co.                      1.733%          9/20/2002            39,500           39,464
Preferred Receivables Funding Co.                      1.723%          9/23/2002           110,000          109,884
Preferred Receivables Funding Co.                      1.764%         10/21/2002            25,000           24,939
Private Export Funding Corp.                           1.999%         10/23/2002            13,000           12,963
Triple A One Funding Corp.                             1.734%         10/11/2002            50,109           50,013
Triple A One Funding Corp.                             1.735%         10/21/2002           199,853          199,373
Variable Funding Capital Corp.                         1.785%           9/4/2002           140,000          139,979
Variable Funding Capital Corp.                         1.785%           9/5/2002           100,000           99,980
Wells Fargo Financial, Inc.                            1.775%           9/9/2002           100,000           99,961
                                                                                                          ----------
                                                                                                          3,901,369
                                                                                                          ----------
FOREIGN BANKS (5.2%)

Abbey National N.A. LLC                                1.707%         11/18/2002           150,000          149,448
CBA (Delaware) Finance Inc.                            1.714%         10/10/2002           200,000          199,630
CBA (Delaware) Finance Inc.                            1.704%         10/15/2002           151,000          150,686
CBA (Delaware) Finance Inc.                            1.762%          11/1/2002            50,000           49,851
CBA (Delaware) Finance Inc.                            1.757%         11/27/2002            85,000           84,641
Dexia (Delaware) Bank LLC                              1.775%          9/12/2002           100,000           99,946
Fortis Funding LLC                                     1.788%         10/16/2002            47,000           46,896
Fortis Funding LLC                                     1.727%         11/21/2002            16,100           16,038
Fortis Funding LLC                                     1.757%         11/29/2002            75,000           74,676
HBOS Treasury Services                                 1.788%         10/10/2002            50,000           49,904
Landesbank Baden-Wuerttemberg                          1.807%          9/17/2002            65,000           64,948
Landesbank Schleswig-Holstein                          2.061%         10/22/2002            49,500           49,357
Landesbank Schleswig-Holstein                          1.717%         11/21/2002           195,900          195,146
Landesbank Schleswig-Holstein                          1.989%         11/25/2002           100,000           99,535
Landesbank Schleswig-Holstein                          1.969%         12/11/2002           125,000          124,316
Landesbank Schleswig-Holstein                          1.877%           1/2/2003            79,600           79,094

--------------------------------------------------------------------------------------------------------------------
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
PRIME MONEY MARKET FUND                               YIELD**               DATE             (000)            (000)
--------------------------------------------------------------------------------------------------------------------
Lloyds Bank                                             2.01%          11/1/2002            99,500           99,164
Lloyds Bank                                            1.992%         12/23/2002            88,000           87,456
Societe Generale N.A. Inc.                             1.765%          10/1/2002           100,000           99,853
Societe Generale N.A. Inc.                             1.694%         10/15/2002           150,000          149,690
Societe Generale N.A. Inc.                             1.717%         11/12/2002           200,000          199,316
Societe Generale N.A. Inc.                             1.717%         11/13/2002           100,000           99,653
Westpac Capital Corp.                                  1.772%         10/16/2002           150,000          149,669
Westpac Capital Corp.                                  1.867%         12/16/2002           175,000          174,047
Westpac Trust Securities New Zealand Ltd.              1.706%          11/8/2002            48,600           48,444
Westpac Trust Securities New Zealand Ltd.              1.707%         11/15/2002           100,000           99,646
Westpac Trust Securities New Zealand Ltd.              1.707%         11/18/2002            26,000           25,904
Westpac Trust Securities New Zealand Ltd.              1.887%         12/17/2002            50,000           49,722
                                                                                                          ----------
                                                                                                          2,816,676
                                                                                                          ----------
FOREIGN GOVERNMENT (1.7%)
CDC Commercial Paper Corp.                             1.757%          9/19/2002            98,829           98,743
CDC Commercial Paper Corp.                             1.777%          10/4/2002           100,000           99,838
CDC Commercial Paper Corp.                             1.768%         10/17/2002           150,000          149,663
CDC Commercial Paper Corp.                             1.757%         10/21/2002           300,000          299,271
CDC Commercial Paper Corp.                             1.757%         10/22/2002           100,000           99,752
Canadian Wheat Board                                   1.745%         10/29/2002            15,000           14,958
Canadian Wheat Board                                   1.747%         11/26/2002             4,700            4,680
KFW International Finance Inc.                         1.757%         10/23/2002            20,000           19,949
KFW International Finance Inc.                         1.732%         12/20/2002            50,000           49,737
KFW International Finance Inc.                         1.732%         12/27/2002            45,000           44,748
Province of British Columbia                           1.966%          10/7/2002            25,170           25,121
                                                                                                          ----------
                                                                                                            906,460
                                                                                                          ----------
FOREIGN INDUSTRIAL (3.6%)
BP Amoco Capital PLC                                   2.453%         12/12/2002           100,000           99,317
BP Amoco Capital PLC                                   2.443%         12/13/2002           100,000           99,313
BP Capital Markets PLC                                 1.745%         10/24/2002            58,105           57,956
GlaxoSmithKline Finance PLC                            1.706%         11/13/2002            45,500           45,343
GlaxoSmithKline Finance PLC                            1.667%         11/19/2002            62,000           61,774
GlaxoSmithKline Finance PLC                            1.707%         11/20/2002            25,000           24,906
GlaxoSmithKline Finance PLC                            1.707%         11/21/2002            56,000           55,786
GlaxoSmithKline Finance PLC                            1.757%         11/27/2002           239,500          238,487
GlaxoSmithKline Finance PLC                            1.757%          12/3/2002           107,200          106,726
Nestle Capital Corp.                                   1.704%         10/11/2002            25,000           24,953
Nestle Capital Corp.                                   1.707%         11/15/2002           524,916          523,057
Total Fina Elf Capital                                 1.754%           9/3/2002           149,156          149,141
Total Fina Elf Capital                                 1.754%           9/5/2002            20,900           20,896
Total Fina Elf Capital                                 1.754%          9/10/2002           126,000          125,945
Total Fina Elf Capital                                 1.755%          9/16/2002           135,000          134,902
Total Fina Elf Capital                                 1.768%         10/21/2002           200,000          199,511
                                                                                                          ----------
                                                                                                          1,968,013
                                                                                                          ----------
INDUSTRIAL (1.9%)
Abbott Laboratories                                    1.704%         10/11/2002            25,000           24,953
Abbott Laboratories                                    1.704%         10/15/2002            75,000           74,844
Abbott Laboratories                                    1.714%         10/16/2002            25,000           24,947
Abbott Laboratories                                    1.714%         10/17/2002            23,000           22,950
Abbott Laboratories                                    1.714%         10/18/2002            14,700           14,667
Abbott Laboratories                                    1.705%         10/22/2002            69,848           69,680
Chevron Transport Co.                                  1.717%         11/21/2002            20,000           19,923

--------------------------------------------------------------------------------------------------------------------
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                      YIELD**               DATE             (000)            (000)
--------------------------------------------------------------------------------------------------------------------

Chevron UK Investment PLC                              1.778%         10/15/2002            14,500           14,469
ChevronTexaco Corp.                                    1.757%         11/21/2002           116,000          115,543
ChevronTexaco Corp.                                    1.757%         11/22/2002           100,000           99,601
Exxon Imperial U.S. Inc.                               1.754%           9/5/2002            50,000           49,990
Exxon Imperial U.S. Inc.                               1.754%           9/6/2002            50,000           49,988
Exxon Imperial U.S. Inc.                               1.755%           9/9/2002            58,654           58,631
Exxon Imperial U.S. Inc.                               1.723%          9/25/2002            66,284           66,208
General Electric Co.                                   1.755%          9/25/2002           100,000           99,883
Pfizer Inc.                                            1.723%          9/12/2002            50,000           49,974
Procter & Gamble                                       1.754%           9/3/2002           150,000          149,985
                                                                                                          ----------
                                                                                                          1,006,236
                                                                                                          ----------
INSURANCE (0.1%)
ING America Insurance Holdings Inc.                    1.797%           9/3/2002            50,000           49,995
                                                                                                          ----------
--------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
   (COST $13,391,301)                                                                                    13,391,301
--------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (14.6%)
--------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--U.S. BANKS (2.5%)
State Street Bank & Trust                               1.76%           9/9/2002           260,000          260,000
State Street Bank & Trust                               1.76%          9/23/2002           300,000          300,000
State Street Bank & Trust                               1.76%         10/29/2002           240,000          239,992
U.S. Bank N.A. (North Dakota)                           1.80%           9/9/2002           181,000          181,000
U.S. Bank N.A. (North Dakota)                           1.80%          9/10/2002           100,000          100,000
Wells Fargo Bank, N.A.                                  1.76%           9/9/2002           250,000          250,000
                                                                                                          ----------
                                                                                                          1,330,992
                                                                                                          ----------
YANKEE CERTIFICATES OF DEPOSIT--U.S. BRANCHES (12.1%)
Abbey National Treasury Services                        1.79%          10/3/2002           100,000          100,000
Abbey National Treasury Services                        1.79%          10/4/2002           300,000          300,000
BNP Paribas (New York Branch)                           2.15%          9/20/2002           100,000          100,000
BNP Paribas (New York Branch)                           1.93%         12/12/2002           100,000          100,000
Bank of Nova Scotia                                     1.77%          9/16/2002           250,000          250,000
Bank of Montreal                                        1.77%          9/10/2002           200,000          200,000
Barclays Bank PLC                                       2.74%          3/24/2003           250,000          249,945
Barclays Bank PLC                                       2.59%          4/24/2003           180,000          179,966
Barclays Bank PLC                                       2.58%          4/28/2003           200,000          199,935
Deutsche Bank AG                                        1.97%          12/2/2002           200,000          200,000
Dexia Bank                                              1.77%          9/23/2002           200,000          200,000
Dexia Bank                                              1.79%          10/8/2002           500,000          500,000
Dresdner Bank AG                                        1.73%         10/21/2002            75,000           75,000
Landesbank Baden-Wuerttemberg                           1.78%           9/5/2002           129,000          129,000
Landesbank Baden-Wuerttemberg                           1.78%          10/2/2002           250,000          250,000
Landesbank Baden-Wuerttemberg                           1.80%         10/11/2002           199,500          199,504
Landesbank Hessen-Thueringen                            1.79%          10/7/2002           147,500          147,501
Landesbank Hessen-Thueringen                           1.795%         10/11/2002            50,000           50,001
Lloyds Bank                                            2.495%           3/6/2003           200,000          199,975
Rabobank Nederlanden                                   2.495%           3/6/2003           500,000          499,937
Rabobank Nederlanden                                    2.50%           3/7/2003           200,000          199,980
Rabobank Nederlanden                                   2.735%          4/11/2003           200,000          200,173
Royal Bank of Scotland PLC                              1.79%         10/10/2002           110,000          110,000
Royal Bank of Scotland PLC                              1.73%         10/21/2002           150,000          150,000
Royal Bank of Scotland PLC                              1.81%         10/28/2002           290,000          290,000
UBS AG                                                  2.50%           3/6/2003           200,000          199,980

--------------------------------------------------------------------------------------------------------------------
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
PRIME MONEY MARKET FUND                               YIELD**               DATE             (000)            (000)
--------------------------------------------------------------------------------------------------------------------
UBS AG                                                  2.50%           3/7/2003           200,000          199,980
UBS AG                                                 2.715%          3/18/2003           250,000          249,980
UBS AG                                                 2.605%          4/22/2003           200,000          199,975
Westdeutsche Landesbank                                 1.68%         10/15/2002           200,000          200,000
Westdeutsche Landesbank                                 1.71%         11/19/2002           200,000          200,000
Westdeutsche Landesbank                                 1.74%         11/27/2002           150,000          150,000
                                                                                                          ----------
                                                                                                          6,480,832
                                                                                                          ----------
--------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $7,811,824)                                                                                       7,811,824
--------------------------------------------------------------------------------------------------------------------
EURODOLLAR CERTIFICATES OF DEPOSIT (8.5%)
--------------------------------------------------------------------------------------------------------------------
ABN-AMRO Bank N.V.                                      1.66%         11/18/2002           300,000          299,967
BNP Paribas                                             2.04%         12/16/2002           100,000          100,020
Barclays Bank PLC                                       1.78%         10/15/2002           250,000          250,000
Barclays Bank PLC                                       2.02%          11/4/2002            50,000           50,000
Barclays Bank PLC                                       2.03%          11/4/2002           100,000          100,002
Credit Agricole Indosuez                                1.99%          12/9/2002           115,000          115,006
Credit Agricole Indosuez                                1.97%         12/10/2002            37,000           37,000
Credit Agricole Indosuez                                2.03%         12/20/2002           198,000          198,022
Deutsche Bank AG                                        2.02%          11/4/2002           500,000          500,000
Deutsche Bank AG                                        1.98%         12/10/2002           100,000          100,003
Dresdner Bank AG                                        1.79%          9/18/2002            75,000           75,000
Dresdner Bank AG                                        2.15%          9/23/2002           100,000          100,000
HBOS Treasury Services                                  1.80%          9/24/2002           100,000          100,001
HBOS Treasury Services                                  1.81%          9/27/2002           125,000          125,000
Halifax PLC                                             2.01%          11/4/2002           125,000          125,000
Halifax PLC                                             2.00%         11/27/2002           400,000          400,000
ING Bank                                               1.675%         11/18/2002           115,000          115,000
ING Bank                                                1.94%         12/17/2002           200,000          200,000
ING Bank                                               2.085%           1/3/2003           185,000          185,000
Landesbank Baden-Wuerttemberg                           2.03%         10/31/2002           100,000          100,002
Landesbank Baden-Wuerttemberg                           1.98%         12/16/2002           100,000          100,003
Landesbank Hessen-Thueringen                            1.99%          9/26/2002           100,000           99,999
Landesbank Hessen-Thueringen                            2.04%         10/25/2002           225,000          225,000
Landesbank Hessen-Thueringen                           1.975%         12/16/2002           125,000          125,002
Landesbank Hessen-Thueringen                            1.94%         12/17/2002           100,000          100,000
Lloyds Bank                                             2.02%         10/31/2002           185,000          185,004
Lloyds Bank                                             1.96%         12/10/2002            72,000           72,000
Lloyds Bank                                             1.95%         12/13/2002           100,000          100,000
Lloyds Bank                                             1.90%         12/18/2002           100,000          100,009
Lloyds Bank                                             2.63%          4/22/2003           200,000          200,025
--------------------------------------------------------------------------------------------------------------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
  (COST $4,582,065)                                                                                       4,582,065
--------------------------------------------------------------------------------------------------------------------
OTHER NOTES (4.4%)
--------------------------------------------------------------------------------------------------------------------
Bank of America National Assn.                          2.50%           5/2/2003           200,000          200,000
Dakota Certificates                                    1.795%          9/13/2002            50,000           49,970
Dakota Certificates                                    1.808%          10/9/2002            39,700           39,625
Dakota Certificates                                    1.808%         10/10/2002           297,000          296,421
Emerald Certificates                                   1.805%           9/5/2002            15,000           14,997
Emerald Certificates                                   1.826%          9/12/2002            62,549           62,514
Emerald Certificates                                   1.836%          9/12/2002            43,000           42,976

--------------------------------------------------------------------------------------------------------------------
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                      YIELD**               DATE             (000)            (000)
--------------------------------------------------------------------------------------------------------------------
Emerald Certificates                                   1.784%          9/17/2002           150,000          149,881
Emerald Certificates                                   1.795%          9/18/2002            14,000           13,988
Emerald Certificates                                   1.795%          9/19/2002            72,656           72,591
Emerald Certificates                                   1.795%          9/25/2002            40,000           39,952
Emerald Certificates                                   1.805%          10/1/2002            10,000            9,985
Emerald Certificates                                   1.787%         10/24/2002           119,000          118,688
Emerald Certificates                                   1.737%          11/7/2002            50,000           49,839
Emerald Certificates                                   1.757%         11/21/2002            99,500           99,108
Emerald Certificates                                   1.767%         11/21/2002            28,000           27,889
Emerald Certificates                                   1.768%         11/21/2002            40,000           39,842
Emerald Certificates                                   1.788%         11/27/2002            56,000           55,759
LaSalle National Bank                                   2.15%          9/16/2002           200,000          200,000
NewCastle Certificates                                 1.783%           9/4/2002            14,000           13,998
NewCastle Certificates                                 1.806%           9/5/2002            50,000           49,990
NewCastle Certificates                                 1.805%           9/6/2002            59,750           59,735
NewCastle Certificates                                 1.808%          10/1/2002           150,000          149,775
NewCastle Certificates                                 1.817%          10/2/2002           153,500          153,261
NewCastle Certificates                                 1.808%          10/9/2002           185,720          185,367
NewCastle Certificates                                 1.745%         10/18/2002           106,000          105,759
NewCastle Certificates                                 1.777%         11/22/2002            81,000           80,673
--------------------------------------------------------------------------------------------------------------------
TOTAL OTHER NOTES
  (Cost $2,382,583)                                                                                       2,382,583
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.9%)
--------------------------------------------------------------------------------------------------------------------
Collateralized by U.S.Government
   Obligations in a Pooled Cash Account
   (Cost $991,162)                                      1.85%           9/3/2002           991,162          991,162
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
  (COST $53,620,824)                                                                                     53,620,824
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                        331,971
Liabilities                                                                                                (276,067)
                                                                                                           ---------
                                                                                                             55,904
                                                                                                           ---------
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                       $53,676,728
====================================================================================================================

 *See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1)Adjustable-rate note.
                                                                              21


--------------------------------------------------------------------------------------------------------------------
                                                                                                             AMOUNT
PRIME MONEY MARKET FUND                                                                                       (000)
--------------------------------------------------------------------------------------------------------------------
AT AUGUST 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                                         $53,676,566
Undistributed Net Investment Income                                                                              --
Accumulated Net Realized Gains                                                                                  162
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                              $53,676,728
====================================================================================================================
Investor Shares--Net Assets
Applicable to 49,784,008,718 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                                     $49,784,210
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                                                    $1.00
====================================================================================================================
Institutional Shares--Net Assets
Applicable to 3,892,562,369 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                                      $3,892,518
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INSTITUTIONAL SHARES                                                               $1.00
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
FEDERAL MONEY MARKET FUND                             YIELD**               DATE             (000)            (000)
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (99.5%)
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank                                 1.757%        9/4/2002              150,000          149,978
Federal Home Loan Bank                                 1.731%       9/11/2002               68,706           68,673
Federal Home Loan Bank                                  1.71%       9/13/2002(1)           375,000          374,995
Federal Home Loan Bank                                 1.722%       9/25/2002              131,200          131,050
Federal Home Loan Bank                                  1.66%       10/3/2002(1)           375,000          374,930
Federal Home Loan Bank                                 1.737%      10/18/2002              407,000         406,081
Federal Home Loan Bank                                  1.60%      11/19/2002(1)           330,000          329,939
Federal Home Loan Bank                                 1.908%      11/27/2002              126,299          125,724
Federal Home Loan Bank                                 1.887%      11/29/2002              111,434          110,919
Federal Home Loan Bank                                 1.744%       1/22/2003               45,000           44,691
Federal Home Loan Bank                                  2.25%       1/29/2003               50,000           49,998
Federal Home Loan Bank                                  3.00%       4/23/2003              125,000          124,983
Federal Home Loan Bank                                  3.00%       4/25/2003               60,000           59,992
Federal Home Loan Mortgage Corp.                       1.746%       9/26/2002               26,100           26,068
Federal Home Loan Mortgage Corp.                       2.451%      10/10/2002              276,691          276,152
Federal Home Loan Mortgage Corp.                       1.706%      11/21/2002              286,020          284,926
Federal Home Loan Mortgage Corp.                       2.133%      12/27/2002               60,000           59,592
Federal Home Loan Mortgage Corp.                       1.775%       1/30/2003              198,135          196,716
Federal National Mortgage Assn.                        1.755%        9/4/2002(1)           450,000          449,965
Federal National Mortgage Assn.                        1.757%        9/4/2002(1)           200,000          199,982
Federal National Mortgage Assn.                        1.727%       9/25/2002              575,835          575,170
Federal National Mortgage Assn.                         2.45%       10/4/2002                5,000            4,989
Federal National Mortgage Assn.                        1.672%      10/14/2002(1)           295,000          294,920
Federal National Mortgage Assn.                         2.39%      10/15/2002               85,000           84,757
Federal National Mortgage Assn.                        2.453%      10/18/2002               25,000           24,922
Federal National Mortgage Assn.                        1.984%      10/23/2002              446,000          444,733
Federal National Mortgage Assn.                        1.648%      10/27/2002(1)           175,000          174,958
Federal National Mortgage Assn.                        1.959%      10/30/2002              100,000           99,682
Federal National Mortgage Assn.                        1.984%      11/13/2002              100,000           99,602
Federal National Mortgage Assn.                        1.706%      11/20/2002              100,000           99,622
Federal National Mortgage Assn.                        1.908%      11/27/2002              132,750          132,144
Federal National Mortgage Assn.                        2.206%      11/29/2002              167,649          166,821
Federal National Mortgage Assn.                        1.693%       1/15/2003              170,000          168,921
Federal National Mortgage Assn.                        1.704%       2/19/2003              165,000          163,675
U.S. Treasury Bill                                     1.877%      12/12/2002              380,000          377,997
--------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (COST $6,758,267)                                                                                       6,758,267
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.5%)

Collateralized by U.S. Government Obligations
  in a Pooled Cash Account
  (COST $35,676)                                        1.85%           9/3/2002            35,676           35,676
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (COST $6,793,943)                                                                                       6,793,943
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                             AMOUNT
FEDERAL MONEY MARKET FUND                                                                                     (000)
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                         30,466
Liabilities                                                                                                 (30,767)
                                                                                                            --------

                                                                                                               (301)
                                                                                                            --------
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------
Applicable to 6,793,344,147 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                                      $6,793,642
====================================================================================================================

NET ASSET VALUE PER SHARE $1.00
====================================================================================================================
 *See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1)Adjustable-rate note.

--------------------------------------------------------------------------------------------------------------------
AT AUGUST 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------

                                                                                            AMOUNT              PER
                                                                                             (000)            SHARE
--------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                         $6,793,373            $1.00
Undistributed Net Investment Income                                                             --               --
Accumulated Net Realized Gains                                                                 269               --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $6,793,642            $1.00
====================================================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
TREASURY MONEY MARKET FUND                            YIELD**               DATE             (000)            (000)
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (99.8%)
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bill                              1.638%-1.732%           9/5/2002           326,473          326,410
U.S. Treasury Bill                                     1.652%          9/12/2002           105,219          105,166
U.S. Treasury Bill                              1.657%-2.086%          9/19/2002           273,790          273,510
U.S. Treasury Bill                              1.696%-2.137%          9/26/2002           356,121          355,656
U.S. Treasury Bill                                     1.696%          10/3/2002           155,792          155,558
U.S. Treasury Bill                              1.679%-1.989%         10/10/2002           532,509          531,431
U.S. Treasury Bill                              1.677%-1.692%         10/17/2002            40,357           40,270
U.S. Treasury Bill                              1.616%-1.684%         10/24/2002           156,254          155,870
U.S. Treasury Bill                              1.601%-1.674%         10/31/2002           180,493          179,991
U.S. Treasury Bill                              1.606%-1.636%          11/7/2002           600,794          598,983
U.S. Treasury Bill                                     1.641%         11/14/2002           230,000          229,227
U.S. Treasury Bill                                     1.636%         11/21/2002           450,000          448,350
U.S. Treasury Bill                                     1.636%         11/29/2002           307,000          305,763
U.S. Treasury Bill                                     1.877%         12/12/2002           300,000          298,419
U.S. Treasury Bill                                     1.811%         12/19/2002           215,000          213,831
U.S. Treasury Bill                                     1.735%          1/16/2003           340,000          337,775
U.S. Treasury Bill                                     1.699%          1/23/2003           260,000          258,248
--------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $4,814,458)                                                                                       4,814,458
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
--------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                         19,370
Liabilities                                                                                                 (11,553)
                                                                                                            --------
--------------------------------------------------------------------------------------------------------------------
                                                                                                              7,817
                                                                                                            --------
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------
Applicable to 4,821,709,147 outstanding $.001
par value shares of beneficial interest (unlimited authorization)                                        $4,822,275
====================================================================================================================

NET ASSET VALUE PER SHARE                                                                                     $1.00
====================================================================================================================
 *See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

--------------------------------------------------------------------------------------------------------------------
AT AUGUST 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------
                                                                                            AMOUNT              PER
                                                                                             (000)            SHARE
--------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                         $4,821,729            $1.00
Undistributed Net Investment Income                                                             --               --
Accumulated Net Realized Gains                                                                 546               --
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $4,822,275            $1.00
====================================================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
ADMIRAL TREASURY MONEY MARKET FUND                    YIELD**               DATE             (000)            (000)
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (99.8%)
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bill                                     1.732%           9/5/2002           814,552          814,396
U.S. Treasury Bill                              1.646%-1.654%          9/12/2002           270,364          270,228
U.S. Treasury Bill                              1.631%-2.086%          9/19/2002           615,943          615,332
U.S. Treasury Bill                              1.669%-2.137%          9/26/2002           638,562          637,728
U.S. Treasury Bill                              1.696%-1.707%          10/3/2002           410,115          409,499
U.S. Treasury Bill                              1.679%-1.989%         10/10/2002         1,199,295        1,196,908
U.S. Treasury Bill                              1.677%-1.692%         10/17/2002           166,996          166,637
U.S. Treasury Bill                              1.616%-1.672%         10/24/2002           168,648          168,239
U.S. Treasury Bill                              1.601%-1.674%         10/31/2002           522,846          521,398
U.S. Treasury Bill                              1.606%-1.636%          11/7/2002         1,143,861        1,140,426
U.S. Treasury Bill                              1.636%-1.641%         11/14/2002           748,753          746,237
U.S. Treasury Bill                                     1.636%         11/21/2002           875,000          871,791
U.S. Treasury Bill                                     1.636%         11/29/2002           768,000          764,905
U.S. Treasury Bill                                     1.877%         12/12/2002           520,000          517,260
U.S. Treasury Bill                                     1.811%         12/19/2002           215,000          213,831
U.S. Treasury Bill                                     1.735%          1/16/2003           520,000          516,596
U.S. Treasury Bill                                     1.699%          1/23/2003           840,000          834,338
U.S. Treasury Bill                                     1.547%          2/13/2003           185,000          183,698
--------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $10,589,447)                                                                                     10,589,447
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
--------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                         34,154
Liabilities                                                                                                 (15,872)
                                                                                                           ---------
                                                                                                             18,282
                                                                                                           ---------
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------
Applicable to 10,607,346,690 outstanding $.001
  par value shares of beneficial interest(unlimited authorization)                                      $10,607,729
====================================================================================================================

NET ASSET VALUE PER SHARE                                                                                     $1.00
====================================================================================================================
 *See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

--------------------------------------------------------------------------------------------------------------------
AT AUGUST 31, 2002, NET ASSETS CONSISTED OF:


                                                                                            AMOUNT              PER
                                                                                             (000)            SHARE
--------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                        $10,607,347            $1.00
Undistributed Net Investment Income                                                             --               --
Accumulated Net Realized Gains                                                                 382               --
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $10,607,729            $1.00
====================================================================================================================

STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and any Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

------------------------------------------------------------------------------------------------------------------------------------
                                                    PRIME                FEDERAL                TREASURY            ADMIRAL TREASURY
                                             MONEY MARKET           MONEY MARKET            MONEY MARKET                MONEY MARKET
                                                     FUND                   FUND                    FUND                        FUND
                                             ---------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31, 2002
                                             ---------------------------------------------------------------------------------------
                                                    (000)                  (000)                    (000)                      (000)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
Interest                                       $1,312,758               $170,293                $109,477                   $213,069
------------------------------------------------------------------------------------------------------------------------------------
Total Income                                    1,312,758                170,293                 109,477                    213,069
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services                    7,141                    904                     619                      1,197
    Management and Administrative
      Investor Shares                             148,685                 20,717                  14,151                     10,146
      Institutional Shares                          3,239                     --                      --                         --
    Marketing and Distribution
      Investor Shares                              10,048                  1,378                     943                      1,815
      Institutional Shares                            794                     --                      --                         --
  Custodian Fees                                      820                    106                      65                        140
  Auditing Fees                                         8                      8                       8                          8
  Shareholders' Reports and Proxies
      Investor Shares                               1,105                    135                      88                         58
      Institutional Shares                             23                     --                      --                         --
  Trustees' Fees and Expenses                          56                      7                       5                          8
------------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                171,919                 23,255                  15,879                     13,372
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                           1,140,839                147,038                  93,598                    199,697
------------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  ON INVESTMENT SECURITIES SOLD                      (482)                   343                     (92)                      (221)
------------------------------------------------------------------------------------------------------------------------------------
UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENT SECURITIES                             --                     --                      --                         --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    $1,140,357               $147,381                $ 93,506                   $199,476
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the three most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Dividends from Net Investment Income generally equal the net income earned as shown under the Operations section. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. Dividends and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                                  PRIME MONEY MARKET FUND
                                          --------------------------------------
                                          YEAR ENDED   DEC.1 ,2000    YEAR ENDED
                                            AUG. 31,    TO AUG. 31,     NOV. 30,
                                                2002         2001*          2000
                                               (000)      (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                    $ 1,140,839   $ 1,933,265  $ 2,726,710
Realized Net Gain (Loss)                       (482)         1,660         (957)
Unrealized Appreciation (Depreciation)           --             --           --
--------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets
 Resulting from Operations                 1,140,357     1,934,925    2,725,753
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
 Investor Shares                          (1,046,743)   (1,806,648)  (2,598,933)
 Institutional Shares                        (94,096)     (126,617)    (127,777)
--------------------------------------------------------------------------------
 Total Dividends                          (1,140,839)   (1,933,265)  (2,726,710)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--
 INVESTOR SHARES (AT $1.00)
 Issued                                   52,357,925    41,966,721   60,007,872
 Issued in Lieu of
  Cash Distributions                       1,011,836     1,743,950    2,506,609
Redeemed                                 (54,080,737)  (38,934,982) (56,225,638)
--------------------------------------------------------------------------------
Net Increase (Decrease)--
  Investor Shares                           (710,976)    4,775,689    6,288,843
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--
 INSTITUTIONAL SHARES (AT $1.00)
 Issued                                    7,642,777     4,795,545    4,911,250
 Issued in Lieu of Cash Distributions         81,893       114,306      105,745
 Redeemed                                 (7,681,922)   (3,720,313)  (4,132,514)
--------------------------------------------------------------------------------
 Net Increase (Decrease)
  --Institutional Shares                      42,748     1,189,538      884,481
--------------------------------------------------------------------------------
Total Increase (Decrease)                   (668,710)    5,966,887    7,172,367
--------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                      54,345,438    48,378,551   41,206,184
--------------------------------------------------------------------------------
End of Period                            $53,676,728   $54,345,438  $48,378,551
================================================================================
*The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.

--------------------------------------------------------------------------------
                                                 FEDERAL MONEY MARKET FUND
                                          --------------------------------------
                                          YEAR ENDED   DEC.1 ,2000    YEAR ENDED
                                            AUG. 31,   TO AUG. 31,      NOV. 30,
                                                2002         2001*          2000
                                               (000)      (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                     $ 147,038     $ 220,799    $ 320,605
 Realized Net Gain (Loss)                        343            39         (202)
 Unrealized Appreciation (Depreciation)           --            --           --
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                 147,381       220,838      320,403
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME        (147,038)     (220,799)    (320,605)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (AT $1.00)
 Issued                                    6,898,037     4,217,035    4,999,148
 Issued in Lieu of Cash Distributions        141,459       213,223      309,916
 Redeemed                                 (6,773,356)   (3,398,529)  (5,056,665)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
  Capital Share Transactions                 266,140     1,031,729      252,399
--------------------------------------------------------------------------------
Total Increase (Decrease)                    266,483     1,031,768      252,197
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                      6,527,159     5,495,391    5,243,194
--------------------------------------------------------------------------------
  End of Period                           $6,793,642    $6,527,159   $5,495,391
================================================================================
*The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.



--------------------------------------------------------------------------------
                                                 TREASURY MONEY MARKET FUND
                                          --------------------------------------
                                          YEAR ENDED   DEC.1 ,2000    YEAR ENDED
                                            AUG. 31,   TO AUG. 31,      NOV. 30,
                                                2002         2001*          2000
                                               (000)      (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                      $ 93,598     $ 151,111    $ 236,478
 Realized Net Gain (Loss)                         (92)         333          (63)
 Unrealized Appreciation (Depreciation)           --            --           --
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                  93,506       151,444      236,415
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME         (93,598)     (151,111)    (236,478)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (AT $1.00)
 Issued                                    4,625,147     3,215,386    4,487,949
 Issued in Lieu of Cash Distributions         90,263       145,395      226,933
 Redeemed                                 (4,345,601)   (3,015,404)  (5,200,585)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
  Capital Share Transactions                 369,809       345,377     (485,703)
--------------------------------------------------------------------------------
Total Increase (Decrease)                    369,717       345,710     (485,766)
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                      4,452,558     4,106,848    4,592,614
--------------------------------------------------------------------------------
  End of Period                           $4,822,275    $4,452,558   $4,106,848
================================================================================
*The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.

--------------------------------------------------------------------------------
                                             ADMIRAL TREASURY MONEY MARKET FUND
                                          --------------------------------------
                                          YEAR ENDED   DEC.1 ,2000    YEAR ENDED
                                            AUG. 31,   TO AUG. 31,      NOV. 30,
                                                2002         2001*          2000
                                               (000)      (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                     $ 199,697     $ 189,966    $ 354,777
 Realized Net Gain (Loss)                       (221)          334          242
 Unrealized Appreciation (Depreciation)           --            --           --
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                 199,476       190,300      355,019
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME        (199,697)     (189,966)    (354,777)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (AT $1.00)
 Issued                                   11,321,970     4,184,073    6,262,217
 Issued in Lieu of Cash Distributions      1 191,450       182,310      338,705
 Redeemed                                 (8,756,890)   (3,261,575)  (5,502,682)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
  Capital Share Transactions               2,756,530     1,104,808    1,098,240
--------------------------------------------------------------------------------
Total Increase (Decrease)                  2,756,309     1,105,142    1,098,482
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                      7,851,420     6,746,278    5,647,796
--------------------------------------------------------------------------------
  End of Period                          $10,607,729    $7,851,420   $6,746,278
================================================================================
*The fund's fiscal year-end changed from January 31 to August 31, effective August 31, 2001.

FINANCIAL HIGHLIGHTS

Each fund's objective is to maintain a constant net asset value of $1.00 per share by distributing all of the fund's net investment income and avoiding capital gains or losses. The financial highlights table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess the variability of net income returns from year to year and how much it costs to operate the fund.

PRIME MONEY MARKET FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                     DEC. 1,
                                                       YEAR ENDED   2000, TO            YEAR ENDED NOVEMBER 30,
                                                         AUG. 31,   AUG. 31,     -----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               2002      2001*     2000     1999      1998       1997
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00      $1.00    $1.00    $1.00     $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .021       .037     .060     .049      .053       .053
  Net Realized and Unrealized Gain (Loss) on Investments       --         --       --       --        --         --
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .021       .037     .060     .049      .053       .053
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.021)     (.037)   (.060)   (.049)    (.053)     (.053)
  Distributions from Realized Capital Gains                    --         --       --       --        --         --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.021)     (.037)   (.060)   (.049)    (.053)     (.053)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00      $1.00    $1.00    $1.00     $1.00      $1.00
====================================================================================================================

TOTAL RETURN                                                2.09%      3.78%    6.21%    4.97%     5.42%      5.41%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $49,784    $50,495  $45,719  $39,430   $33,732    $26,480
  Ratio of Total Expenses to Average Net Assets             0.33%    0.33%**    0.33%    0.33%     0.33%      0.32%
  Ratio of Net Investment Income to Average Net Assets      2.07%    4.92%**    6.04%    4.85%     5.28%      5.28%
====================================================================================================================
 *The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.

                                                                              31

PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                     DEC. 1,
                                                       YEAR ENDED   2000, TO            YEAR ENDED NOVEMBER 30,
                                                         AUG. 31,   AUG. 31,     -----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               2002      2001*     2000     1999      1998       1997
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00      $1.00    $1.00    $1.00     $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .023       .039     .062     .050      .055       .054
  Net Realized and Unrealized Gain (Loss) on Investments       --         --       --       --        --         --
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .023       .039     .062     .050      .055       .054
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.023)     (.039)   (.062)   (.050)    (.055)     (.054)
  Distributions from Realized Capital Gains                    --         --       --       --        --         --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.023)     (.039)   (.062)   (.050)    (.055)     (.054)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00      $1.00    $1.00    $1.00     $1.00      $1.00
====================================================================================================================

TOTAL RETURN                                                2.31%      3.93%    6.39%    5.15%     5.61%      5.59%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $3,893     $3,850    $2,660   $1,776    $1,143       $951
  Ratio of Total Expenses to Average Net Assets             0.11%    0.13%**    0.15%    0.15%     0.15%      0.15%
  Ratio of Net Investment Income to Average Net Assets      2.27%    5.03%**    6.24%    5.04%     5.46%      5.44%
====================================================================================================================
 *The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.



FEDERAL MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------
                                                                     DEC. 1,
                                                       YEAR ENDED   2000, TO            YEAR ENDED NOVEMBER 30,
                                                         AUG. 31,   AUG. 31,     -----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               2002      2001*     2000     1999      1998       1997
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00      $1.00    $1.00    $1.00     $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .021       .037     .059     .048      .052       .052
  Net Realized and Unrealized Gain (Loss) on Investments       --         --       --       --        --         --
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .021       .037     .059     .048      .052       .052
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.021)     (.037)   (.059)   (.048)    (.052)     (.052)
  Distributions from Realized Capital Gains                    --         --       --       --        --         --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.021)     (.037)   (.059)   (.048)    (.052)     (.052)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00      $1.00    $1.00    $1.00     $1.00      $1.00
====================================================================================================================

TOTAL RETURN                                                2.12%      3.78%    6.11%    4.89%     5.35%      5.35%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $6,794     $6,527   $5,495   $5,243    $4,263     $3,495
  Ratio of Total Expenses to Average Net Assets             0.33%    0.33%**    0.33%    0.33%     0.33%      0.32%
  Ratio of Net Investment Income to Average Net Assets      2.10%    4.92%**    5.94%    4.79%     5.21%      5.22%
====================================================================================================================
 *The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.


TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------
                                                                     DEC. 1,
                                                       YEAR ENDED   2000, TO            YEAR ENDED NOVEMBER 30,
                                                         AUG. 31,   AUG. 31,     -----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               2002      2001*     2000     1999      1998       1997
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00      $1.00    $1.00    $1.00     $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .020       .035     .056     .044      .050       .050
  Net Realized and Unrealized Gain (Loss) on Investments       --         --       --       --        --         --
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .020       .035     .056     .044      .050       .050
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.020)     (.035)   (.056)   (.044)    (.050)     (.050)
  Distributions from Realized Capital Gains                    --         --       --       --        --         --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.020)    (.035)    (.056)   (.044)    (.050)     (.050)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00      $1.00    $1.00    $1.00     $1.00      $1.00
====================================================================================================================

TOTAL RETURN                                                1.98%      3.58%    5.70%    4.51%     5.06%      5.10%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $4,822     $4,453   $4,107   $4,593    $3,942     $3,237
  Ratio of Total Expenses to Average Net Assets             0.33%    0.33%**    0.33%    0.33%     0.33%      0.32%
  Ratio of Net Investment Income to Average Net Assets      1.95%    4.68%**    5.53%    4.41%     4.94%      4.98%
====================================================================================================================
 *The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.


ADMIRAL TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------
                                                                     DEC. 1,
                                                       YEAR ENDED   2000, TO            YEAR ENDED NOVEMBER 30,
                                                         AUG. 31,   AUG. 31,     -----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               2002      2001*     2000     1999      1998       1997
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00      $1.00    $1.00    $1.00     $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .021       .026     .059     .047      .050       .052
  Net Realized and Unrealized Gain (Loss) on Investments       --         --       --       --        --         --
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .021       .026     .059     .047      .050       .052
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.021)     (.026)   (.059)   (.047)    (.050)     (.052)
  Distributions from Realized Capital Gains                    --         --       --       --        --         --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.021)     (.026)   (.059)   (.047)    (.050)     (.052)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00      $1.00    $1.00    $1.00     $1.00      $1.00
====================================================================================================================

TOTAL RETURN                                                2.15%      2.65%    6.07%    4.79%     5.12%      5.31%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $10,608     $7,851   $6,746   $5,648    $5,057     $3,880
  Ratio of Total Expenses to Average Net Assets             0.14%    0.15%**    0.15%    0.15%     0.15%      0.15%
  Ratio of Net Investment Income to Average Net Assets      2.09%    4.49%**    5.90%    4.69%     4.97%      5.20%
====================================================================================================================
 *The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Money Market Funds comprise the Prime Money Market Fund, Federal Money Market Fund, Treasury Money Market Fund, and Admiral Treasury Money Market Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The Prime Money Market Fund invests in short-term debt instruments of companies primarily operating in specific industries; the issuers' abilities to meet their obligations may be affected by economic developments in such industries. The Federal Money Market Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Treasury Money Market Fund and the Admiral Treasury Money Market Fund invest in short-term debt instruments backed by the full faith and credit of the U.S. government.

     The Prime Money Market Fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. The Federal, Treasury, and Admiral Treasury Money Market funds each offer only Investor Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Securities are valued at amortized cost, which approximates market value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: The Prime Money Market and Federal Money Market Funds, along with other members of The Vanguard Group, may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. These funds may also invest directly in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. Dividends from net investment income are declared daily and paid on the first business day of the following month.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At August 31, 2002, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                         CAPITAL CONTRIBUTION    PERCENTAGE        PERCENTAGE OF
                                  TO VANGUARD       OF FUND           VANGUARD'S
MONEY MARKET FUND                       (000)    NET ASSETS       CAPITALIZATION
--------------------------------------------------------------------------------
Prime                                 $10,635         0.02%               10.63%
Federal                                 1,329         0.02                 1.33
Treasury                                  938         0.02                 0.94
Admiral Treasury                        1,947         0.02                 1.95
--------------------------------------------------------------------------------

     The funds' trustees and officers are also directors and officers of Vanguard.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Vanguard Money Market Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Money Market Fund, Federal Money Market Fund, Treasury Money Market Fund and Admiral Treasury Money Market Fund (hereafter referred to as the "Funds") at August 31, 2002 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 7, 2002

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                                                                              39

--------------------------------------------------------------------------------
[graphic]
The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the

NAME                     POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)          (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE    OVERSEEN BY TRUSTEE/OFFICER)        PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*         Chairman of the Board,              Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)                   Chief Executive Officer,            of The Vanguard Group, Inc., and of each of the investment companies
May 1987                 and Trustee                         served by The Vanguard Group.
                         (109)
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
CHARLES D. ELLIS         Trustee                             The Partners of '63 (pro bono ventures in education); Senior Adviser
(1937)                   (109)                               to Greenwich Associates (international business strategy consulting);
January 2001                                                 Successor Trustee of Yale University; Overseer of the Stern School of
                                                             Business at New York University; Trustee of the Whitehead Institute
                                                             for Biomedical Research.
------------------------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA           Trustee                             Chairman and Chief Executive Officer (since October 1999), Vice
(1945)                   (87)                                Chairman (January-September 1999), and Vice President (prior to
                                                             December 2001 September 1999) of Rohm and Haas Co.(chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems
                                                             (communications components); Board Member of the American Chemistry
                                                             Council; Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN   Trustee                             Vice President, Chief Information Officer, and Member of the Executive
(1950)                   (109)                               Committee of Johnson & Johnson (pharmaceuticals/consumer products);
                                                             July 1998 Director of the Medical Center at Princeton and Women's
                                                             Research and Education Institute.


BURTON G. MALKIEL        Trustee                             Chemical Bank Chairman's Professor of Economics, Princeton University;
(1932)                   (107)                               Director of Vanguard Investment Series plc (Irish investment fund)
                                                             (since May 1977 November 2001), Vanguard Group (Ireland) Limited (Irish
                                                             investment management firm) (since November 2001), Prudential Insurance
                                                             Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                                             (holding company), and NeuVis, Inc. (software company).
------------------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, Jr.    Trustee                             Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                   (109)                               Industries, Inc. (forklift trucks/housewares/lignite); Director of
                                                             Goodrich January 1993 Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (a supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON       Trustee                             Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                   (109)                               (chemicals); Director of Cummins Inc. (diesel engines), The Mead
                                                             April 1985 Corp. (paper products), and AmerisourceBergen Corp.
                                                             (pharmaceutical distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------------------------------

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

------------------------------------------------------------------------------------------------------------------------------------
NAME                       POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)            (NUMBER OF VANGUARD FUNDS       PRINCIPAL OCCUPATION(S)
TRUSTEE/OFFICER  SINCE     OVERSEEN BY TRUSTEE/OFFICER)    DURING THE PAST FIVE YEARS

EXECUTIVE OFFICERS*
R. GREGORY BARTON          Secretary                       Managing Director and General Counsel of The Vanguard Group, Inc.
(1951)                     (109)                           (since September 1997); Secretary of The Vanguard Group and of
                                                           June 2001 each of the investment companies served by The Vanguard Group;
                                                           Principal of The Vanguard Group (prior to September 1997).


THOMAS J. HIGGINS          Treasurer                       Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                     (109)                           investment companies served by The Vanguard Group.
July 1998

------------------------------------------------------------------------------------------------------------------------------------
*Officers of the funds are "interested persons" as defined in the Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology.    F. William McNabb, III, Institutional Investor Group.
James H. Gately, Direct Investor Services.      Michael S. Miller, Planning and Development.
Kathleen C. Gubanich, Human Resources.          Ralph K. Packard, Finance.
Ian A. MacKinnon, Fixed Income Group.           George U. Sauter, Quantitative Equity Group.

--------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------
Vanguard, The Vanguard Group, Vanguard.com, Admiral, Explorer, Morgan, LifeStrategy, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

S&P 500(R), Standard & Poor's 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

All other marks are the exclusive property of their respective owners.

                                                     [graphic]
                                                     THE VANGUARD GROUP(R)
                                                     Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

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This report is intended for the funds'  shareholders.  It may not be distributed
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